Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenues:
Software	$ 11,212	$ 14,912	$ 22,468
Hardware	111,021	70,536	32,647
MVNO	30,118	29,309	16,007
Others	1,956	5,829	3,950
Total net revenues	154,307	120,586	75,072
Software	(7,247)	(7,491)	(12,699)
Hardware	(96,247)	(57,452)	(26,101)
MVNO	(22,836)	(28,784)	(16,225)
Others	(811)	(1,709)	(2,980)
Total cost of revenues	(127,141)	(95,436)	(58,005)
Total gross profit	27,166	25,150	17,067
Operating expenses:
Sales and marketing expenses	(7,952)	(5,874)	(7,359)
General and administrative expenses	(20,753)	(10,042)	(4,883)
Research and development expenses	(6,443)	(5,742)	(7,206)
Changes in the fair value of warrant liabilities	(200)	(12)
Total operating expenses	(35,348)	(21,670)	(19,448)
Other operating income	272	1,760	3,094
Operating income (loss)	(7,910)	5,240	713
Interest income	14	65	61
Interest expense	(1,877)	(797)	(156)
Other income	633	114	208
Other expense	(121)	(59)	(35)
Foreign exchange gain (loss)	(779)	692	855
Profit (loss) before income taxes	(10,040)	5,255	1,646
Income tax expense	(2,319)	(2,659)	(851)
Net income (loss)	(12,359)	2,596	795
Less: net (loss) income attributable to noncontrolling interests	210	(632)	(1,316)
Net income (loss) attributable to Borqs Technologies, Inc.	(12,569)	3,228	2,111
Add: Accretion to redemption value of Convertible Redeemable Preferred Shares	(6,956)	(976)	(2,417)
Allocation to holders of Convertible Redeemable Preferred Shares		(2,252)
Net loss attributable to ordinary shareholders	$ (19,525)		$ (306)
Loss per share:
Basic	$ (1.52)	$ 0.00	$ (0.07)
Diluted	$ (1.52)	$ 0.00	$ (0.07)
Number of ordinary shares used in loss per share computation:
Basic	12,842,671	4,224,725	4,224,090
Diluted	12,842,671	4,224,725	4,224,090